Thrivent Multisector Bond Fund Annual Fund Operating Expenses - Thrivent Multisector Bond Fund	Oct. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	0.93%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	0.68%